Related parties (Details) € in Millions		3 Months Ended
	Jan. 01, 2022 USD ($)	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 EUR (€)
Non-Executive Director
Disclosure of transactions between related parties [line items]
Fees and expenses		€ 0.1	€ 0.1
Chubb Chubb UK&I
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions		3.4
Chubb Spain
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions		€ 1.6
Mariposa Capital and TOMS Capital | Affiliate of Founder Entities
Disclosure of transactions between related parties [line items]
Services Agreement, Annual Fee, Related Party Transactions | $	$ 4